Summary of Significant Accounting Policies - Narrative (FY) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 State Class_business	Dec. 31, 2022 USD ($) State Class_business	Dec. 31, 2021 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of types of business | Class_business	3	3
Number of states in which entity operates | State	50	50
Discount rate		6.75%
Unrecognized tax benefits		$ 0	$ 0
Income tax penalties and interest accrued		0	0
Net unrealized losses		16,000,000
Net unrealized losses in debt securities		18,200,000
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset		$ 1,300,000	$ 1,400,000
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Other assets	Other assets
Lease liability		$ 1,300,000	$ 1,500,000
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Other liabilities	Other liabilities
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease term		5 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease term		10 years